Fair value (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Liabilities Measured at Fair Value of a Recurring Basis
Assets and liabilities carried at fair value on a recurring basis as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$2,917	$2,917	$—	$—
Total Financial Assets	$2,917	$2,917	$—	$—

Financial Liabilities:
Private Placement Warrants	$4	$—	$4	$—
Public Warrants	391	391	—	—
Contingent Earn-out Shares liability	39	—	—	39
Total Financial Liabilities	$434	$391	$4	$39

	December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$22,481	$22,481	$—	$—
Corporate debt security	2,199	2,199	—	—
	$24,680	$24,680	$—	$—
Short-Term Investments:
U.S. treasuries	$2,181	$2,181	$—	$—
Corporate debt security	39,564	—	39,564	—
Asset-backed security and other	5,248	—	5,248	—
Non-U.S. government and supranational bonds	3,655	—	3,655	—
	$50,648	$2,181	$48,467	$—
Total Financial Assets	$75,328	$26,861	$48,467	$—

Financial Liabilities:
Private Placement Warrants	$7	$—	$7	$—
Public Warrants	654	654	—	—
Derivative Liabilities	405	—	—	405
Contingent Earn-out Shares liability	564	—	—	564
Total Financial Liabilities	$1,630	$654	$7	$969
__________________
(1)Included in total cash and cash equivalents on the Consolidated Balance Sheets.
Assets and liabilities carried at fair value on a recurring basis as of June 30, 2024 and December 31, 2023 consisted of the following (in thousands):

	June 30, 2024
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$5	$5	$—	$—
Total Financial Assets	$5	$5	$—	$—

Financial Liabilities:
Private Placement Warrants	$5	$—	$5	$—
Public Warrants	430	430	—	—
Contingent Earn-out Shares liability	6	—	—	6
Total Financial Liabilities	$441	$430	$5	$6

	December 31, 2023
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$2,917	$2,917	$—	$—
Total Financial Assets	$2,917	$2,917	$—	$—

Financial Liabilities:
Private Placement Warrants	$4	$—	$4	$—
Public Warrants	391	391	—	—
Contingent Earn-out Shares liability	39	—	—	39
Total Financial Liabilities	$434	$391	$4	$39
__________________
(1)Included in total cash and cash equivalents on the condensed consolidated balance sheets.

ElectraMeccanica Vehicles Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Liabilities Measured at Fair Value of a Recurring Basis
The following table presents the hierarchy for our financial liabilities measured at fair value on a recurring basis as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$—	$—	$—	$—
Share-based compensation liability	—	250,694	—	250,694
Total	$—	$250,694	$—	$250,694
The following table presents the hierarchy for our financial liabilities measured at fair value on a recurring basis as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$—	$—	$—	$—
Share-based compensation liability	—	76,476	—	76,476
Total	$—	$76,476	$—	$76,476